Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Impairment Test of Indefinite-Lived Intangible Assets- Key Assumptions

The key assumptions used in the test were as follows:

	Perpetual Growth Rate(1)	Discount Rate	Pre-Tax Royalty Rate
Reuters	3.0%	8.3%	3.5%
West	2.0%	7.4%	5.0%

(1)  The perpetual growth rate is applied to the final year of cash flow projections.

Other identifiable intangible assets [member]
Schedule of changes in Intangible Assets

	Indefinite Useful Life	Finite Useful Life
	Trade Names	Trade Names	Customer Relationships(1)	Databases and Content	Other	Total
Cost:
December 31, 2015	2,646	350	6,533	893	1,778	12,200
Acquisitions	-	2	28	3	-	33
Removed from service	-	(4)	-	(2)	(20)	(26)
Transfer to assets held for sale	-	(93)	(285)	(97)	(141)	(616)
Translation and other, net	-	(1)	(148)	(21)	(54)	(224)
December 31, 2016	2,646	254	6,128	776	1,563	11,367
Acquisitions	-	5	40	7	-	52
Removed from service	-	(15)	-	(1)	(21)	(37)
Translation and other, net	-	3	185	15	42	245
December 31, 2017	2,646	247	6,353	797	1,584	11,627

Accumulated amortization:
December 31, 2015	-	(293)	(3,485)	(630)	(1,375)	(5,783)
Current year amortization - continuing operations	-	(16)	(412)	(47)	(53)	(528)
Current year amortization - discontinued operations(2)	-	-	(1)	-	-	(1)
Removed from service	-	4	-	2	20	26
Transfer to assets held for sale	-	67	168	87	114	436
Translation and other, net	-	1	83	14	40	138
December 31, 2016	-	(237)	(3,647)	(574)	(1,254)	(5,712)
Current year amortization - continuing operations	-	(11)	(367)	(43)	(47)	(468)
Removed from service	-	15	-	1	21	37
Translation and other, net	-	(3)	(109)	(11)	(46)	(169)
December 31, 2017	-	(236)	(4,123)	(627)	(1,326)	(6,312)
Carrying amount:
December 31, 2016	2,646	17	2,481	202	309	5,655
December 31, 2017	2,646	11	2,230	170	258	5,315

(1) The balance at December 31, 2017 includes a carrying amount of $1,462 million with a remaining amortization period of four to six years, arising from the Reuters acquisition in 2008.

(2) Represents amortization expense through January 2016 when the IP & Science business was classified as a discontinued operation

Computer software [member]
Schedule of changes in Intangible Assets

Computer software consists of the following:

	2017	2016
Cost:
Balance at January 1,	6,331	6,616
Additions:
Internally developed	694	678
Purchased	54	46
Acquisitions	18	19
Removed from service	(426)	(506)
Transfer to assets held for sale	-	(449)
Translation and other, net	39	(73)
Balance at December 31,	6,710	6,331
Accumulated amortization:
Balance at January 1,	(4,937)	(5,130)
Current year amortization - continuing operations	(699)	(711)
Current year amortization - discontinued operations(1)	-	(1)
Removed from service	426	506
Transfer to assets held for sale	-	326
Translation and other, net	(42)	73
Balance at December 31,	(5,252)	(4,937)

Carrying amount at December 31:	1,458	1,394

(1) Represents amortization expense through January 2016 when the IP & Science business was classified as a discontinued operation.